REVENUES - Disclosure of Detailed Information About Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Revenue [Line Items]
Gross revenue	$ 626,850	$ 587,225
Percentage of revenue	100.00%	100.00%
Less: smelting and refining costs	$ (2,629)	$ (3,108)
Revenues	624,221	584,117
Silver [Member]
Disclosure Of Revenue [Line Items]
Silver	$ 237,107	$ 307,304
Percentage of revenue	38.00%	52.00%
Gold [Member]
Disclosure Of Revenue [Line Items]
Gold	$ 389,743	$ 279,921
Percentage of revenue	62.00%	48.00%